Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment	The Company’s property, plant and equipment as at December 31, 2020 and 2019 are as follows:

	Property, plant and equipment GK	Assets under construction GK	Property, plant and equipment KNP	Exploration and evaluation assets KNP	Assets under construction KNP	Total

Cost

At January 1, 2019	$820,106	$4,894	$90	$166,947	$1,564	$993,601

Decommissioning and restoration adjustment	(1,604)	-	-	1,919	-	315

January 1, 2019 IFRS 16 lease additions	2,670	-	-	-	-	2,670

Additions/transfers*	35,162	(4,164)	-	-	-	30,998

At December 31, 2019	856,334	730	90	168,866	1,564	1,027,584

Decommissioning and restoration adjustment	9,777	-	-	278	-	10,055

Additions/transfers*	36,334	5,776	-	-	-	42,110

At December 31, 2020	$902,445	$6,506	$90	$169,144	$1,564	$1,079,749

Accumulated depreciation
At January 1, 2019	$(152,350)	$-	$(10)	$-	$-	$(152,360)
Depreciation and depletion**	(87,190)	-	(13)	-	-	(87,203)
Impairment loss	(115,753)	-	-	-	-	(115,753)

At December 31, 2019	(355,293)	-	(23)	-	-	(355,316)

Depreciation and depletion**	(55,643)	-	(13)	-	-	(55,656)
Impairment loss	(217,366)	-	-	-	-	(217,366)

At December 31, 2020	$(628,302)	$-	$(36)	$-	$-	$(628,338)

Carrying amounts

At December 31, 2019	$501,041	$730	$67	$168,866	$1,564	$672,268

At December 31, 2020	$274,143	$6,506	$54	$169,144	$1,564	$451,411

*Included in additions of property, plant and equipment for GK is $28,939 (2019 - $23,896) related to deferred stripping of which $1,781 relates to the depreciation of earthmoving equipment (2019 - $1,778).
**Included in depreciation and depletion is $797 of depreciation on the right-of-use

assets capitalized under IFRS 16 (2019 - $1,093).